ACCOUNTS RECEIVABLE (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts Receivable Details
Trade Accounts Receivable			$ 1,741
Other Accounts Receivable	$ 262	$ 440	160,798
Account Receivable, Net	$ 262	$ 440	$ 162,539